Non-cash and other items (Tables)	12 Months Ended
Dec. 31, 2023
Non-cash and other items
Schedule of non-cash items and movement in operating assets and liabilities

	2023	2022	2021
	£m	£m	£m
Impairment losses/(releases)	572	266	(1,335)
Depreciation and amortisation	934	833	923
Change in fair value taken to profit or loss of other financial assets	(584)	1,267	1,771
Change in fair value taken to profit or loss on other financial liabilities and subordinated liabilities	831	(2,400)	(1,083)
Foreign exchange recycling (gains)/losses	(484)	(5)	10
Elimination of foreign exchange differences	312	10	2,446
Income receivable on other financial assets	(1,415)	(585)	(378)
Loss/(profit) on sale of other financial assets	44	172	(118)
Profit on sale of subsidiaries and associates	—	—	(48)
Share of loss/(profit) of associates	9	30	(216)
Loss on sale of other assets and net assets and liabilities	125	154	23
Interest payable on MRELs and subordinated liabilities	1,352	1,103	964
(Gain)/loss on redemption of own debt	(3)	161	145
Charges and releases on provisions	313	248	478
Change in fair value of cash flow hedges	1,021	(304)	(161)
Other non-cash items	59	48	(13)
Defined benefit pension schemes	122	205	215
Non-cash and other items	3,208	1,203	3,623
Change in operating assets and liabilities
Change in trading assets	327	14,991	7,751
Change in derivative assets	20,826	3,621	59,697
Change in settlement balance assets	(4,659)	(431)	156
Change in loans to banks	752	(202)	(252)
Change in loans to customers	(15,626)	(7,628)	2,721
Change in other financial assets	132	(328)	(128)
Change in other assets	(213)	(255)	(57)
Change in assets of disposal groups	412	(4,117)	(9,015)
Change in bank deposits	1,749	(5,838)	5,673
Change in customer deposits	(18,964)	(29,492)	48,071
Change in settlement balance liabilities	4,633	(56)	(350)
Change in trading liabilities	828	(11,790)	(7,658)
Change in derivative liabilities	(21,652)	(6,788)	(59,870)
Change in other financial liabilities	6,564	989	938
Change in notes in circulation	19	171	392
Change in other liabilities	(807)	(1,294)	(1,463)
Change in operating assets and liabilities	(25,679)	(48,447)	46,606